Cover	Dec. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2022
Entity File Number	001-12593
Entity Registrant Name	ATN INTERNATIONAL, INC.
Entity Central Index Key	0000879585
Entity Tax Identification Number	47-0728886
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Cummings Center
Entity Address, City or Town	Beverly
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01915
City Area Code	978
Local Phone Number	619-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ATNI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false